Long-Term Debt, Short-Term Debt, and Financing Arrangements - Short-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Maturities classified as current	$ 3	$ 3
Short-term borrowings	80	87
Total short-term debt	$ 83	$ 90